Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities

The movement in deferred tax assets and liabilities is attributable to the following items:

Balance of deferred tax asset	2,904
(liability) as at January 1, 2021
Changes recognized in biological assets	(1,280)
Changes recognized in other	306
Business combinations (see Note 8)	1,090

Balance of deferred tax asset
(liability) as at December 31, 2021	3,020

Schedule of Components of Taxes
	2021	2020	2019
	NIS in thousands	NIS in thousands	NIS in thousands
Current tax (income) expense	10,467	636	-
Deferred tax (income)	974	(2,904)	(673)

Total tax (benefit) expense	11,441	(2,268)	(673)

Schedule of Reconciliation Between Tax on Earnings Before Income and Tax Expenses

	2021	2020	2019
	NIS in thousands
Loss (Profit) before taxes on income	(18,734)	38,308	6,566
tax rate	23%	23%	23%

Total tax benefit (expense) at applicable tax rate	(4,309)	8,811	1,510
Nondeductible (losses) gains on financial assets	(419)	(8,555)	18,390
Nondeductible Share-based payment	(1,484)	(2,302)	(15,648)
Tax losses for which deferred taxes were not created	(2,709)	(217)	(4,906)
Other permanent differences	(2,520)	(5)	(19)
Income tax benefit (expense)	(11,441)	2,268	673